EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Earnings Per Share [Abstract]
Income from continuing operations before attribution of noncontrolling interests		$ 3,179	$ 4,669	$ 6,193	$ 7,977	$ 4,325	$ 3,177	$ 1,057	$ 2,548	$ 22,018		$ 11,107		$ 19,471
Noncontrolling interests		6	24	10	33	22	24	0	(6)	73		40		66
Net income from continuing operations (for EPS purposes)										21,945		11,067		19,405
Loss from discontinued operations, net of taxes		0	(1)	10	(2)	6	(7)	(1)	(18)	7		(20)		(4)
Citigroup’s net income		$ 3,173	$ 4,644	$ 6,193	$ 7,942	$ 4,309	$ 3,146	$ 1,056	$ 2,536	21,952		11,047		19,401
Less: Preferred dividends										1,040		1,095		1,109
Net income available to common shareholders										20,912		9,952		18,292
Less: Dividends and undistributed earnings allocated to employee restricted and deferred shares with rights to dividends, applicable to basic EPS										154		73		121
Net income allocated to common shareholders for basic EPS										$ 20,758		$ 9,879		$ 18,171
Weighted-average common shares outstanding applicable to basic EPS (in shares)										2,033.0		2,085.8		2,249.2
Basic earnings per share
Income from continuing operations (in dollars per share)		$ 1.47	$ 2.17	$ 2.86	$ 3.64	$ 1.93	$ 1.37	$ 0.38	$ 1.07	$ 10.21	[1]	$ 4.75	[1]	$ 8.08	[1]
Discontinued operations (in dollars per share)	[1]									0		(0.01)		0
Net income (in dollars per share)		1.47	2.17	2.87	3.64	1.93	1.37	0.38	1.06	$ 10.21	[1]	$ 4.74	[1]	$ 8.08	[1]
Add back: Dividends allocated to employee restricted and deferred shares with rights to dividends that are forfeitable										$ 31		$ 30		$ 33
Net income allocated to common shareholders for diluted EPS										$ 20,789		$ 9,909		$ 18,204
Effect of dilutive securities
Options (in shares)										0.0		0.1		0.1
Other employee plans (in shares)										16.4		13.1		16.0
Adjusted weighted-average common shares outstanding applicable to diluted EPS (in shares)										2,049.4		2,099.0		2,265.3
Diluted earnings per share
Income from continuing operations (in dollars per share)		1.46	2.15	2.84	3.62	1.92	1.36	0.38	1.06	$ 10.14	[1]	$ 4.73	[1]	$ 8.04	[1]
Discontinued operations (in dollars per share)	[1]									0		(0.01)		0
Net income (in dollars per share)		$ 1.46	$ 2.15	$ 2.85	$ 3.62	1.92	$ 1.36	$ 0.38	$ 1.06	$ 10.14	[1]	$ 4.72	[1]	$ 8.04	[1]
Weighted-average options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from computation of earnings per common share (in shares)										0.0		0.1
Antidilutive securities exercise price (in dollars per share)						$ 56.25						$ 56.25

[1]	Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.